Share-based Payments - Additional Information (Detail)	3 Months Ended
	Jan. 31, 2024 CAD ($) $ / shares	Jan. 31, 2023 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	4 years
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted	2,675,932
Exercise price of options granted | $ / shares	$ 59.99
Weighted average grant date fair value of options granted	$ 7.67
Increase to equity	$ 10,000,000	$ 9,000,000
Employee stock options [member] | Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%
Employee stock options [member] | Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	50.00%